Financial Risk Management - Schedule of Maturity Dates of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 666
Loans	8,190
Other liabilities	232
Accounts payable	2,317
Financial liabilities	11,405	$ 10,198	$ 9,868
0 - 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	341
Loans	1,508
Other liabilities	120
Accounts payable	2,313
Financial liabilities	4,282
1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	174
Loans	1,746
Other liabilities	40
Accounts payable	0
Financial liabilities	1,960
2 - 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	81
Loans	1,099
Other liabilities	35
Accounts payable	0
Financial liabilities	1,215
3 - 4 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	38
Loans	1,226
Other liabilities	36
Accounts payable	0
Financial liabilities	1,300
4 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	15
Loans	785
Other liabilities	0
Accounts payable	0
Financial liabilities	800
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	17
Loans	1,826
Other liabilities	1
Accounts payable	4
Financial liabilities	$ 1,848